STOCKHOLDERS' EQUITY (TABLES)	9 Months Ended
Sep. 30, 2015
STOCKHOLDERS' EQUITY (TABLES):
Common Stock issued for debt conversion during the period ended September 30, 2015

Common Stock issued for debt conversion during the period ended September 30, 2015

Note Holder	Conversion Price ($)	Number of shares issued	Amount ($)
Carebourn Capital #1	0.001615	7,250,725	11,710
Carebourn Capital #2	0.000950	12,686,153	12,052
Carebourn Capital #3	0.000630	16,947,062	10,677
Carebourn Capital #4	0.000630	15,677,468	9,877
Carebourn Capital #5	0.000615	2,349,268	1,445
Carebourn Partners #1	0.000760	14,441,883	10,976
Carebourn Partners #2	0.000715	15,330,835	10,962
Carebourn Partners #3	0.000715	4,283,398	3,063
Carebourn Partners #4*	0.000615	19,895,732	12,236
Carebourn Partners #5	0.000615	19,895,739	12,236
Carebourn Partners #6	0.000615	21,241,737	13,064
Carebourn Partners #7*	0.000615	24,172,277	14,838
Carebourn Partners #8*	0.000650	25,356,718	16,482
Carebourn Partners #9*	0.000660	19,915,848	13,144
Crown Bridge Partners #1	0.041600	240,384	10,000
Crown Bridge Partners #2	0.031200	400,641	12500
Crown Bridge Partners #3	0.026000	528,846	13750
Crown Bridge Partners #4	0.008800	795,454	7,000
Crown Bridge Partners #5	0.002200	3,068,181	6,750
FireRock Global #1	0.009417	3,185,897	30,000
FireRock Global #2	0.006933	3,605,786	25,000
FireRock Global #3	0.005217	3,833,914	20,000
FireRock Global #4	0.003685	4,070,556	15,000
FireRock Global #5	0.002850	4,561,403	13,000
FireRock Global #6	0.002550	4,430,196	11,297
FireRock Global #7	0.002583	5,032,322	13,000
FireRock Global #8	0.002300	7,173,913	16,500
FireRock Global #9	0.002000	7,500,000	15,000
FireRock Global #10	0.001883	9,292,199	17,500
FireRock Global #11	0.001600	10,000,000	16,000
FireRock Global #12	0.001400	10,357,142	14,500
JMJ Financial #1	0.036000	200,000	7,200
JMJ Financial #2	0.009630	1,000,000	9,630
JMJ Financial #3	0.002340	4,500,000	10,530
JMJ Financial #4	0.001920	3,700,000	7,104

LG Capital #1	0.037200	419,310	15,598
LG Capital #2	0.010540	1,486,470	15667.4
LG Capital #3	0.002852	5,510,767	15,717
LG Capital #4	0.001178	9,814,728	11,562
LG Capital #5	0.000868	13,369,988	11,605
LG Capital #6	0.000806	14,419,392	11,622
LG Capital #7	0.000806	13,133,014	10,585
LG Capital #8	0.000806	14,467,245	11,661
LG Capital #9	0.000806	14,494,168	11,682
RDW Capital (Redwood) #1	0.007500	3,545,000	26,588
RDW Capital (Redwood) #2	0.002520	4,000,000	10,080
RDW Capital (Redwood) #3	0.002280	5,300,000	12,084
RDW Capital (Redwood) #4	0.002280	5,600,000	12,768
RDW Capital (Redwood) #5	0.001980	5,960,000	11,801
RDW Capital (Redwood) #6	0.001380	9,500,000	13,110
RDW Capital (Redwood) #7	0.001200	10,000,000	12,000
RDW Capital (Redwood) #8	0.001100	1,427,000	1,570
Rider Capital #1	0.021001	1,111,111	23,334
Rider Capital #2	0.017500	1,523,771	26,666
SBI (Sea Otter) #1	0.009950	3,381,271	33,644
SBI (Sea Otter) #2	0.001700	7,383,902	12,553
SBI (Sea Otter) #3	0.001000	11,903,343	11,903
SBI (Sea Otter) #4	0.001000	6,294,583	6,295
SBI (Sea Otter) #5	0.001000	21,103,453	21,103
Tangiers Investment Group #1	0.001976	11,133,603	22,000
Tangiers Investment Group #2	0.001716	11,655,012	20,000
Tangiers Investment Group #3	0.001612	9,821,884	15,833
Union Capital #1	0.000806	3,132,122	2,524
Bluestem #1	0.000660	15,151,515	10,000
Bluestem #2	0.000660	33,681,818	22,230
GHS Investments #1	0.000780	25,844,000	20,158

Stock Option Awards

A summary of stock option activity is presented below:

	Number of Shares	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	2,583,744	$0.81		$-
Granted	6,950,000	$0.10
Forfeited/Cancelled/Expired	(551,947)	$0.41
Outstanding at September 30, 2015	8,981,797	$0.28	8.98	$-
Exercisable at September 30, 2015	3,159,218	$0.44	8.55	$-

Warrant Awards

A summary of warrant activity is presented below:

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	3,760,831	$0.75	-	-
Granted	4,050,000	$0.10	-	-
Warrants issued pursuant to anti-dilution adjustments	53,448,344	$0.48	-	-
Exercised	-	$-	-	-
Expired/Forfeited	(250,000)	$1.00	-	-
Outstanding and exercisable at September 30, 2015	61,009,175	$0.45	7.30	$26,500